INVESTMENT IN JOINT VENTURES (Narrative) (Details)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2012 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2013 ZAP Hangzhou [Member] USD ($)	Dec. 31, 2012 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2013 ZAP Hangzhou [Member] ZAP [Member] USD ($)	Jun. 30, 2013 Shanghai Zapple [Member] USD ($)	Dec. 31, 2012 Shanghai Zapple [Member] USD ($)	Jun. 30, 2013 Better World [Member] ZAP Hangzhou [Member]	Jun. 30, 2013 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2012 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2013 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2012 ZAP Hangzhou [Member] USD ($)	Dec. 31, 2012 ZAP Hangzhou [Member] USD ($)	Jun. 30, 2013 ZAP Hangzhou [Member] Shanghai Zapple [Member] CNY	Jun. 30, 2013 Zhejiang UFO Automobile [Member] ZAP Hangzhou [Member]	Jun. 30, 2013 Zhejiang UFO Automobile [Member] Shanghai Zapple [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage									37.50%			37.50%						50.00%	25.00%	50.00%
Original registered capital of joint venture					$ 3,000,000		$ 3,000,000		$ 1,100,000	$ 20,000,000								3,000,000		$ 5,000,000
Equity method investment losses	$ 89,000	$ 152,000	$ 574,000	$ 273,000	$ (24,000)	$ (51,000)	$ 103,000	$ 123,000		$ 461,000	$ 280,000		$ 83,000	$ 85,000	$ 103,000	$ 136,000	$ 136,000,000